Trade receivables - narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade receivables
Impairment loss recognised in profit or loss, trade receivables	€ 807	€ 400	€ 1,273
Minimum
Trade receivables
Payment term (in days)	30 days
Maximum
Trade receivables
Payment term (in days)	90 days